Notes Related to the Consolidated Statements of Financial Position - Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss) (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Instruments [Line Items]
Trade and other receivables	€ 30	€ 76	€ 218
Other current assets	14,111	5,791	4,524
Cash and cash equivalents	134,371	185,525	37,646
Financial liabilities – non-current portion	1,243	2,019	2,816
Financial liabilities – current portion	776	824	50
Vendors	16,655	8,076	4,832
Total financial liabilities	2,019	2,843	2,865
Total financial liabilities	2,019	2,843	2,865
Financial liabilities at amortised cost, category [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,243	2,019	2,816
Financial liabilities – current portion	776	824	50
Vendors	16,655	8,076	4,832
Total financial liabilities	18,674	10,919	7,697
Total financial liabilities	18,674	10,919	7,697
Financial liabilities at fair value, class [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,243	2,019	2,816
Financial liabilities – current portion	776	824	50
Vendors	16,655	8,076	4,832
Total financial liabilities	18,674	10,919	7,697
Total financial liabilities	18,674	10,919	7,697
Financial liabilities at carrying value [member ]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities – non-current portion	1,243	2,019	2,816
Financial liabilities – current portion	776	824	50
Vendors	16,655	8,076	4,832
Total financial liabilities	18,674	10,919	7,697
Total financial liabilities	18,674	10,919	7,697
Financial assets at carrying value [member]
Disclosure Of Financial Instruments [Line Items]
Non-current financial assets	1,046	234	132
Trade and other receivables	30	76	218
Other current assets	14,111	5,790	4,524
Cash and cash equivalents	134,371	185,525	37,646
Total financial assets	149,557	191,626	42,520
Total financial assets	149,557	191,626	42,520
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financial Instruments [Line Items]
Cash and cash equivalents	134,371	185,525	37,646
Total financial assets	134,371	185,525	37,646
Total financial assets	134,371	185,525	37,646
Loans and receivables, category [member]
Disclosure Of Financial Instruments [Line Items]
Non-current financial assets	1,046	234	132
Trade and other receivables	30	76	218
Other current assets	14,111	5,790	4,524
Total financial assets	15,187	6,100	4,874
Total financial assets	15,187	6,100	4,874
Financial assets at fair value through other comprehensive income, category [member]
Disclosure Of Financial Instruments [Line Items]
Non-current financial assets	1,046	234	132
Trade and other receivables	30	76	218
Other current assets	14,111	5,790	4,524
Cash and cash equivalents	134,371	185,525	37,646
Total financial assets	149,557	191,626	42,520
Total financial assets	€ 149,557	€ 191,626	€ 42,520